ADVANCES FROM RELATED PARTIES (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 17, 2024	Dec. 31, 2021
Related Party Transaction [Line Items]
Repayment on related party advances				$ 10
Common Stock [Member]
Related Party Transaction [Line Items]
Shares conversion		1,664
Shares conversion price	$ 4.00	$ 4.00
Shares received	1,550,000	1,550,000
Common Stock [Member] | 60% of IPO Closing Price [Member]
Related Party Transaction [Line Items]
Shares conversion price	$ 2.40	$ 2.40
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties			4	4	$ 4	$ 14
Due to related parties			$ 4	$ 4		$ 14
Officer [Member]
Related Party Transaction [Line Items]
Shares received		666
discounted price percentage		40.00%
Financing costs	$ 3	$ 3
Officer [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Shares received		36,269